Loss per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Loss per Share
6
.
Loss per Share
Basic per share data is computed by dividing net income or loss applicable to common stockholders by the weighted average number of common shares outstanding during the period. Diluted per share data is computed by dividing net income or loss applicable to common stockholders by the weighted average number of common shares outstanding during the period increased to include, if dilutive, the number of additional common shares that would have been outstanding as calculated using the treasury stock or if-converted
method, as applicable. The
Pre-Funded
Warrants were included in the weighted average shares outstanding calculation (as of the beginning of the period or the date of the grant, whichever was earlier) for basic and dilutive earnings per share given their nominal exercise price.
The March 2025 Series A Warrants and March 2025 Series B Warrants (and for the period in which the February 2025 Warrants, Funding Notes, and Exchange Notes, as defined in Note 13, were outstanding) were participating securities because holders of such instruments would participate in the event a dividend is paid on common stock, however such holders did not have a contractual obligation to share in the Company’s losses. As such, losses were attributed entirely to common stockholders.
The following table sets forth the computation of basic and diluted net loss per share of common stock for the periods indicated, in thousands except share and per share data:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Basic and diluted net loss per common share calculation:
Net loss	$(4,423)	$(2,874)	$(16,673)	$(9,075)
Change in fair value of derivative instruments	—	—	—	(5,047)

Net loss attributable to common stockholders – basic	(4,423)	(2,874)	(16,673)	(14,122)
Weighted average common stock outstanding – basic	107,428,969	7,855,763	57,845,406	6,232,123
Net loss per share of common stock – basic	$(0.04)	$(0.37)	$(0.29)	$(1.46)
Weighted average common stock outstanding – diluted	107,428,969	7,855,763	57,845,406	8,452,338
Net loss per share of common stock – diluted	$(0.04)	$(0.37)	$(0.29)	$(1.67)
The following table provides a summary of instruments where underlying shares issuable upon exercise or conversion were excluded from the diluted loss per share calculation for the periods presented because their effect would be anti-dilutive. Additionally, the shares underlying the February 2025 Warrants, Funding Notes and Exchange Notes, each outstanding during the nine months ended September 30, 2025, were excluded from diluted loss per share as their effect would be anti-dilutive.

	As of September 30,
	2025	2024
Outstanding stock options	11,272,863	598,540
Outstanding restricted stock units	2,823,857	—
Preferred stock	28,190	28,190
Outstanding warrants (Note 13)	3,141,993	706,674

Total	17,266,903	1,333,404

5. Loss per Share
The shares of the Company’s common stock underlying the
pre-funded
warrants described in Note 15, are included in the weighted average outstanding common stock in the calculation of basic and diluted net loss per share. The Company considers Series A Warrants, and Series B Warrants to be participating securities, because holders of such instruments participate in the event a dividend is paid on common stock. The holders of the Series A Warrants and Series B Warrants do not have a contractual obligation to share in the Company’s losses. As such, losses are attributed entirely to common stockholders.
The following table sets forth the computation of basic and diluted net loss per share of common stock for the periods indicated, in thousands except share and per share data:

	For the Year Ended December 31,
	2024	2023
Basic and diluted net loss per share of common stock calculation:
Net loss	$(12,978)	$(13,316)
Change in fair value of warrants	(5,047)	—

Net loss attributable to common stockholders - diluted	$(18,025)	$(13,316)

Weighted average shares of common stock outstanding - basic	6,640,251	3,140,925
Net loss per share of common stock - basic	$(1.95)	$(4.24)
Weighted average shares of common stock - diluted	7,700,774	3,140,925
Net loss per share of common stock - diluted	$(2.34)	$(4.24)
The following were excluded from the diluted loss per share calculation for the periods presented because their effect would be anti-dilutive:

	For the Year Ended December 31,
	2024	2023
Outstanding stock options	598,540	140,109
Preferred stock	28,190	28,190
Outstanding warrants	7,183,064	142,733

Total	7,809,794	311,032